NOTES TO CASH FLOWS - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 40,006	£ 38,363	£ 35,944
Proceeds from issue of debt securities	9,809	8,397	4,208
Repayment of debt securities	(3,917)	(6,539)	(2,568)
Proceeds from issue of subordinated liabilities			1,050
Repayment of subordinated liabilities	(302)		(971)
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Principal elements of lease payments	(22)	(33)	(47)
Liability-related other changes	177	294	1,062
Non-cash changes:
– Unrealised foreign exchange	(600)	(392)	(673)
– Other changes	201	16	358
Ending balance	45,352	40,006	38,363
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	35,673	33,910	31,531
Proceeds from issue of debt securities	9,809	8,397	4,208
Repayment of debt securities	(3,917)	(6,539)	(2,568)
Liability-related other changes	176	283	1,004
Non-cash changes:
– Unrealised foreign exchange	(546)	(395)	(651)
– Other changes	193	17	386
Ending balance	41,388	35,673	33,910
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,385	2,386	2,332
Proceeds from issue of subordinated liabilities			1,050
Repayment of subordinated liabilities	(302)		(971)
Liability-related other changes	(5)	1	25
Non-cash changes:
– Unrealised foreign exchange	(54)	3	(22)
– Other changes	8	(5)	(28)
Ending balance	2,032	2,385	2,386
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,860	1,956	1,956
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Non-cash changes:
– Other changes	0	4
Ending balance	1,860	1,860	1,956
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	88	111	125
Principal elements of lease payments	(22)	(33)	(47)
Liability-related other changes	6	10	33
Non-cash changes:
Ending balance	£ 72	£ 88	£ 111